Consolidated Balance Sheets (Parenthetical) - shares	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
Statement of Financial Position [Abstract]
Common shares, Issued	29,789,992	24,244,050	23,456,611
Common shares, Outstanding	29,789,992	24,244,050	23,456,611